SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 004	Dec. 31, 2025 USD ($) unit shares	Dec. 31, 2024 USD ($) unit shares
EBP, Accounting Policy [Line Items]
Entity common stock, shares outstanding | shares	6,920,556	7,770,804
Entity common stock, share price per unit | unit	18.03	20.04
Entity common stock, fund held shares | shares	1,809,713	2,029,324
Entity common stock, fund held shares, value | $	$ 123,083,490	$ 153,895,684
Entity short term investment fund, value | $	$ 1,684,447	$ 1,837,875